LONG TERM DEBT (Details Textual) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Nov. 30, 2013	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment	$ 3,000,000
Debt Instrument, Description of Variable Rate Basis	Libor+3.5%
Debt Instrument, Payment Terms	paid monthly in equal payment, for a period of 36 months
Debt Instrument, Basis Spread on Variable Rate	3.50%
US Bank [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		3,000,000
Proceeds from Lines of Credit			$ 2,800,000
Line of Credit Facility, Interest Rate Description		interest equal to the Prime Rate in effect from time to time, plus 3% per annum; provided that the interest rate in effect on any day shall not be less than 6.0% per annum